Intangible Assets - Summary of Carrying Amount of Intangible Assets with Indefinite Useful Lives (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 40,034	$ 41,286
Intangible assets with indefinite useful lives [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	36,948	38,239
Intangible assets with indefinite useful lives [member] | United States [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	21,872	21,939
Intangible assets with indefinite useful lives [member] | Rest of North America [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	37	41
Intangible assets with indefinite useful lives [member] | Mexico [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3,027	3,629
Intangible assets with indefinite useful lives [member] | Colombia [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	2,586	2,990
Intangible assets with indefinite useful lives [member] | Rest of Middle Americas [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3,535	3,590
Intangible assets with indefinite useful lives [member] | Brazil [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	0	15
Intangible assets with indefinite useful lives [member] | Rest of South America [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	806	655
Intangible assets with indefinite useful lives [member] | Europe [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	370	432
Intangible assets with indefinite useful lives [member] | South Africa [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	2,558	2,623
Intangible assets with indefinite useful lives [member] | Rest of Africa [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	861	910
Intangible assets with indefinite useful lives [member] | China [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	383	393
Intangible assets with indefinite useful lives [member] | Rest of Asia Pacific [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 913	$ 1,021